Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005557
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	Investor Class
Trading Symbol	PTEXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 671,351,000
Holdings Count | Holding	198
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$671,351
Number of Portfolio Holdings	198

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Other Municipal Security	45.6%
Variable Rate Demand Notes	33.3
Non-Financial Company Commercial Paper	20.8
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.5%
Illinois Fin. Auth., Northwestern Univ.	1.8
South Carolina Public Service Auth.	1.8
RIB Floster, Tender Option Bond Trust Receipts	1.8
Houston Combined Utility System	1.7
Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7
Clark County Dept. of Aviation	1.7
Illinois Fin. Auth., Steppenwolf Theatre Company Project	1.6
Harris County Health Fac. Dev., Methodist Hosp. System	1.6
Univ. of Texas, Board of Regents	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193189
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	I Class
Trading Symbol	TERXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - I Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 671,351,000
Holdings Count | Holding	198
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$671,351
Number of Portfolio Holdings	198

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Other Municipal Security	45.6%
Variable Rate Demand Notes	33.3
Non-Financial Company Commercial Paper	20.8
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.5%
Illinois Fin. Auth., Northwestern Univ.	1.8
South Carolina Public Service Auth.	1.8
RIB Floster, Tender Option Bond Trust Receipts	1.8
Houston Combined Utility System	1.7
Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts	1.7
Clark County Dept. of Aviation	1.7
Illinois Fin. Auth., Steppenwolf Theatre Company Project	1.6
Harris County Health Fac. Dev., Methodist Hosp. System	1.6
Univ. of Texas, Board of Regents	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless